Related party balances and transactions - Transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Purchase of products and services
Related party balances and transactions
Amount of transaction	$ 79,600	$ 86,805
Purchase of products and services | Zhejiang Huanfu
Related party balances and transactions
Amount of transaction	6,066	168
Purchase of products and services | Hubei ECARX
Related party balances and transactions
Amount of transaction	164	855
Purchase of products and services | Xingji Meizu
Related party balances and transactions
Amount of transaction	28,378	12,612
Rental of office space
Related party balances and transactions
Amount of transaction	529	1,088
Interest income on loans
Related party balances and transactions
Amount of transaction	1,560	805
Interest income on loans | Hubei ECARX
Related party balances and transactions
Amount of transaction	203	795
Interest income on loans | Xingji Meizu
Related party balances and transactions
Amount of transaction	1,258	0
Interest expense on borrowings
Related party balances and transactions
Amount of transaction	1,882	965
Interest expense on loans | Hubei ECARX
Related party balances and transactions
Amount of transaction	1,172	0
Loans to related parties
Related party balances and transactions
Amount of transaction	83,072	0
Loans to related parties | Xingji Meizu
Related party balances and transactions
Amount of transaction	78,472	0
Cash Collections Of Loans And Advances To Related Parties
Related party balances and transactions
Amount of transaction	58,686	1,341
Cash Collections Of Loans And Advances To Related Parties | Xingji Meizu
Related party balances and transactions
Amount of transaction	58,686	0
Borrowings from related parties
Related party balances and transactions
Amount of transaction	27,964	47,918
Repayment of borrowings from related parties
Related party balances and transactions
Amount of transaction	28,292	21,021
Debt assignment and offset with related parties
Related party balances and transactions
Amount of transaction	0	4,919
Advance From Related Parties
Related party balances and transactions
Amount of transaction	28,958	0
Prepayments To Related Parties
Related party balances and transactions
Amount of transaction	33,147	0
Prepayments To Related Parties | Xingji Meizu
Related party balances and transactions
Amount of transaction	53,261
Prepayments To Related Parties | Xingji Meizu | Hubei Qiguang
Related party balances and transactions
Amount of transaction	$ 73,712	$ 0